EQUITY TRANSACTIONS AND LOANS FROM RELATED PARTIES (Detail Textuals 1) - Secured Convertible Promissory Note - USD ($)	1 Months Ended
	Jan. 30, 2015	Mar. 27, 2015	Mar. 17, 2015
Edmond Walters
Related Party Transaction [Line Items]
Loan principal amount			$ 500,000
Note Purchase Agreement | Co-Investment Fund II L.P.
Related Party Transaction [Line Items]
Loan principal amount	$ 1,000,000
Interest rate per annum	8.00%
Proceeds from notes payable	$ 1,000,000
Second Securities Purchase Agreement | Co-Investment Fund II L.P.
Related Party Transaction [Line Items]
Loan principal amount		$ 1,000,000